Commitments and Contingencies (Schedule of Outstanding Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies	$ 11,615	$ 19,069
Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies	839	6,819
Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies	6,633	8,172
Commitments under overdraft protection and commercial lines of credit [Member]
Commitments and Contingencies	$ 4,143	$ 4,078